SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, allowance for bad debt. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars
b.	Financial statements in United States dollars

A majority of the revenues of the Group are denominated in U.S. dollars ("dollar" or "dollars"). The dollar is the primary currency of the economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

Principles of consolidation
c.	Principles of consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Restricted cash
e.	Restricted cash
Restricted cash is a deposit account which is held by the Company on behalf of Company's customers.
Marketable securities
f.	Marketable securities

The Company accounts for investments in debt and equity securities in accordance with ASC No. 320, "Debt and Equity Securities". Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available-for-sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities. Interest and dividends on securities are included in financial income (expense), net.

The net realized gains (losses) on sales of available-for-sale securities of $(0), $(0) and $(1) in 2019, 2018 and 2017, respectively, were recorded in financial income (expense), net.

The Company sold the marketable securities during 2017.

Property and equipment, net
g.	Property and equipment, net

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
h.	Impairment of long-lived assets
The Company's long-lived assets (assets group) to be held or used, including property and equipment, and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets
i.	Intangible assets:

Intangible assets that are considered to have a definite useful life are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC No. 350, "Intangibles – Goodwill and other" ("ASC 350"). The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As of December 31, 2019, all intangible assets were fully amortized.

Goodwill
j.	Goodwill

Goodwill and other certain purchased intangible assets have been recorded in the Company’s financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired.

Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company’s goodwill balance is only assigned to its Enterprise reporting unit. The Company performs an annual impairment test of its reporting unit as of the 1st of October of each year, or more frequently if impairment indicators are present. The Company identified impairment indicators during the year and performed a goodwill impairment test for the Enterprise reporting unit during the third quarter of 2019, using the income approach to value the reporting unit fair value. The impairment test resulted in a goodwill impairment of $254.

The material assumptions used for the income approach were five (5) years of projected cash flows and discount rate of 25%.

In addition, as part of  the Company's annual impairment test procedures, it has reassessed the results of the impairment test performed during the third quarter of 2019 and concluded that no additional impairment  is required as of December 31, 2019.

Severance pay
k.	Severance pay:

Some of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurancepolicies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expense for the years ended December 31, 2019 and 2018 amounted to approximately $109 and $90 respectively.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

The Company recognizes revenue under the five-step methodology required under ASC 606, “Revenue from Contracts with Customers”, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.

As of January 1, 2018, the Company adopted the new standard using the modified retrospective transition approach. See also note 2u.

The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:

Revenue Recognition for software license fee - software license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license. In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition.

Revenue Recognition for managed services arrangement - Managed services arrangements include management application and ongoing support.
The revenue from managed services arrangement is recognized over the time of the service.

Revenue Recognition for maintenance - Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Arrangements with multiple performance obligations - Many of the Company’s agreements include software license bundled with maintenance and supports. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific element sold separately, historical actual pricing practices accordance with ASC 606. The determination of SSP requires the exercise of judgement. For maintenance and support, the Company determines the SSP based on the price at which the Company sells s renewal contract.

Research and development expenses
m.	Research and development expenses:

Research and development costs are charged to the consolidated statements of operation, as incurred. Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the statement of operation when incurred.

Income taxes
n.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC Topic No. 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Accounting for share-based compensation
o.	Accounting for share-based compensation:
The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of income (loss).

The Company recognizes compensation expenses for the value of its awards, based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant.

The Company estimates the fair value of stock options granted with the following weighted average assumptions for 2017 (there were no options grants in 2018 and 2019):

Year ended December 31,
Stock options	2017

Expected volatility (1)	87.7%
Risk-free interest (2)	2.435%
Dividend yield (3)	0%
Expected life (years) (4)	6.25

(1)	The computation of expected volatility is based on realized historical share price volatility of the Company's stock.

(2)	The risk-free interest rate is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)
The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding and is estimated based on the Company's history.

Effective as of January 1, 2017, the Company adopted Accounting Standards Update 2016-09, "Compensation-Stock Compensation (Topic 718)" ("ASU 2016-09") on a modified, retrospective basis. ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock - based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company accounts for forfeitures as they occur.

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and other account receivable.

Cash, cash equivalents and restricted cash are deposited with major banks in Israel, Hong Kong and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company has no off-balance-sheet concentrations of credit risk.

Basic and diluted net earnings (loss) per share
q.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary and Preferred shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No.260, "Earnings Per Share".

Preferred shares have been included together with the Ordinary shares as a component of both basic and dilutive earnings (loss) per share as these securities participate equally with the Ordinary shares in the profits, losses and liquidation values.

No options have been included in the calculation of the diluted net earnings per share due to the Company’s losses during all the years presented.

Derivatives instruments
r.	Derivatives instruments:

ASC No. 815, "Derivatives and Hedging"("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. The Company entered into put and call option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when they occur.

During 2019, 2018 and 2017, the Company entered into forward, call and put option contracts in the aggregate notional amounts of $2,193 $2,100 and $1,900, respectively, which converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of exchange rate fluctuations on the Company's cash flow. In 2019, 2018 and 2017, the revaluation income (expenses) from these contracts with respect to the above transactions were$4, $(9) and $84, respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2019, the Company had outstanding call and put option contracts in an insignificant amount.

Comprehensive income (loss)
s.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

Treasury shares
t.	Treasury shares:

Company shares held as treasury shares are recognized at cost, and as a deduction from equity. Any gain or loss arising from a purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

Impact of recently adopted accounting standards
u.	Impact of recently adopted accounting standards:

On January 1, 2019, ASC 842, as amended, became effective. It supersedes the lease accounting guidance under ASC 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding ROU assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The new guidance had no impact on the Company’s consolidated financial statements as the Company enters on a monthly basis into non-obligating lease contract with a monthly rental charge. The Company elected the practical expedients which permits leases with an original lease term of less than one year to be excluded from the operating lease right-of-use (“ROU”) assets and operating lease liabilities.

Impact of recently issued accounting standards
v.	Impact of recently issued accounting standards:
1.
In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that adoption of this standard will have a material impact on its consolidated financial statements.

2.
In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU  2016-13) "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect that adoption of this standard will have a material impact on its consolidated financial statements.